SUBSIDIARIES	12 Months Ended
Dec. 31, 2014
SUBSIDIARIES [Abstract]
SUBSIDIARIES

3.	SUBSIDIARIES

The following table lists our significant subsidiaries and their purpose as at December 31, 2014. Unless otherwise indicated, we own a 100% controlling interest in each of the following subsidiaries.

Name	Jurisdiction of Incorporation	Purpose
Golar LNG 1460 Corporation (1)	Marshall Islands	Owns Golar Viking
Golar LNG 2216 Corporation	Marshall Islands	Owns Golar Arctic
Golar Management Limited	United Kingdom	Management company
Golar GP LLC – Limited Liability Company	Marshall Islands	Holding company
Golar LNG Energy Limited	Bermuda	Holding company
Golar Gimi Limited*	Marshall Islands	Owns Gimi
Golar Hilli Corporation (89%)**	Marshall Islands	Owns Hilli
Bluewater Gandria N.V.	Netherlands	Owns and Operates Golar Gandria
Golar Hull M2021 Corporation	Marshall Islands	Owns and operates Golar Seal
Golar Hull M2022 Corporation	Marshall Islands	Owns and operates Golar Crystal
Golar Hull M2023 Corporation	Marshall Islands	Owns and operates Golar Penguin
Golar Hull M2024 Corporation	Marshall Islands	Owns and operates Golar Eskimo
Golar Hull M2026 Corporation	Marshall Islands	Owns and operates Golar Celsius
Golar Hull M2027 Corporation	Marshall Islands	Owns and operates Golar Bear
Golar Hull M2047 Corporation	Marshall Islands	Owns Hull 2047 (Golar Snow)
Golar Hull M2048 Corporation	Marshall Islands	Owns Hull 2048 (Golar Ice)
Golar LNG NB10 Corporation	Marshall Islands	Leases Golar Glacier
Golar LNG NB11 Corporation	Marshall Islands	Owns Hull S659 (Golar Kelvin)
Golar LNG NB12 Corporation	Marshall Islands	Owns and operates Golar Frost
Golar LNG NB13 Corporation	Marshall Islands	Owns Hull 2056 (Golar Tundra)
Golar Eskimo Corporation (1)	Marshall Islands	Owns Hull M2024 Corporation
Golar Commodities Limited	Bermuda	Trading company

*The Gimi was sold to Golar Gimi Corporation in February 2015.

** The Hilli was sold to Golar Hilli Corporation prior to the commencement of her conversion to a FLNGV. Keppel Shipyard Limited ("Keppel") and Black & Veatch holds the remaining 10% and 1% interest, respectively, in the issued share capital of Golar Hilli Corporation.

(1) The Golar Eskimo was sold to Golar Partners in January 2015. The Golar Viking was sold to PT Perusahaan Pelayaran Equinox ("Equinox") in February 2015.